Remuneration of key management - Remuneration of President and CEO (Details) - Pekka Lundmark (CEO) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Base salary	€ 1,322,750	€ 1,300,000	€ 1,300,000
Cash incentive payments	1,079,695	2,342,438	2,975,781
Share-based payments	5,041,885	5,425,169	4,263,505
Pension expenses	422,274	406,806	589,873
Other benefits	95,756	113,850	35,731
Total	€ 7,962,360	€ 9,588,263	€ 9,164,890